Alternative Credit Income Fund

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
BANK LOANS (51.23%)(a)(b)(n)

Communication Services (2.95%)
Next Flight Ventures, Delayed Draw Term Loan(c)	15.61%	3M SOFR + 10.00%	12/26/2025	$407,988	$397,461
NextFlight Ventures, First Lien Term Loan	15.60%	3M SOFR + 10.00%	12/26/2025	4,237,472	4,127,721
Synamedia America Holdings, Inc., First Lien Term Loan	13.08%	3M SOFR + 7.75%, 1.00% Floor	12/05/2028	2,679,310	2,606,165
					7,131,347
Consumer Discretionary (4.63%)
Arrow Purchaser, Inc., First Lien Initial Term Loan	12.21%	1M SOFR + 6.75%, 1.00% Floor	04/15/2026	2,083,333	2,063,125
Lucky Bucks Holdings LLC, Subordinated Note(g)	-%	3M SOFR + 4.75%, 0.75% Floor	05/29/2028	10,013,460	1,938,606
Needle Holdings LLC, First Lien Term Loan	14.83%	3M SOFR + 9.50%	06/22/2027	2,366,373	2,366,373
PMP OPCO, LLC, First Lien Term Loan	13.84%	3M SOFR + 8.50%, 2.00% Floor	05/31/2029	1,265,625	1,240,313
PMP OPCO, LLC, Delayed Draw Term Loan(c)	–%	3M SOFR + 8.50%, 2.00% Floor	05/31/2029	–	–
PMP OPCO, LLC, Revolver(c)	–%	3M SOFR + 8.50%, 2.00% Floor	05/31/2029	–	–
Riddell Inc., Delayed Draw Term Loan(c)(f)	–%	1M SOFR + 6.00%, 1.00% Floor	03/29/2029	–	(5,818)
Riddell Inc., First Lien Term Loan(f)	11.33%	1M SOFR + 6.00%, 1.00% Floor	03/29/2029	3,613,636	3,555,818
					11,158,417
Consumer Staples (5.43%)
8th Avenue Food & Provisions, Inc., Second Lien Term Loan	13.21%	1M SOFR + 7.75%	10/01/2026	2,500,000	2,274,113
BrightPet, First Lien Term Loan(d)	12.48%	3M SOFR + 6.25%, 0.75% PIK, 1.00% Floor	10/06/2026	1,945,060	1,920,747
BrightPet, Revolver(d)	12.46%	3M SOFR + 6.25%, 0.75% PIK,1.00% Floor	10/06/2026	501,834	495,561
Florida Food Products LLC, Second Lien Term Loan	13.46%	1M SOFR + 8.00%, 0.75% Floor	10/18/2029	5,000,000	4,037,500
Phillips Feed Service, Inc., First Lien Term Loan	12.43%	1M SOFR + 7.00%	11/13/2026	5,250,000	4,354,350
					13,082,271
Financials (8.18%)
BetaNXT, Inc., First Lien Term Loan	11.08%	3M SOFR + 5.75%	07/01/2029	2,358,030	2,262,294
Cor Leonis Limited, Revolver(c)	12.83%	3M SOFR + 7.50%, 1.50% Floor	05/15/2028	1,950,594	1,950,594
DeltaDx Limited, LP - Barri/Dolex(d)	15.00%	PIK	06/30/2028	322,457	322,457
H-CA II, LLC, First Lien Term Loan	16.00%	N/A	04/01/2024	1,808,260	1,808,260
Hunter Point Capital Structured Notes Issuer, LLC, Subordinated Delayed Draw Notes(c)	N/A	N/A	07/15/2052	2,499,805	3,088,509
Irradiant Intermediate Holdings, L.P., Delayed Draw Term Loan(c)	11.93%	3M SOFR + 6.50%, 1.50% Floor	06/08/2028	870,000	845,060
Irradiant Intermediate Holdings, L.P., First Lien Term Loan	11.93%	3M SOFR + 6.50%, 1.50% Floor	06/08/2028	1,450,000	1,425,060
Money Transfer Acquisition Inc., First Lien Term Loan	13.69%	1M SOFR + 8.25%, 1.00% Floor	12/14/2027	6,070,098	5,946,268

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
SouthStreet Securities Holdings, Inc., First Lien Term Loan	9.00%	N/A	09/20/2027	$2,700,000	$2,072,250
					19,720,752
Health Care (7.19%)
American Academy Holdings, LLC, Delayed Draw Term Loan(d)	15.21%	1M SOFR + 4.50%, 5.25% PIK,3.25% Floor	06/30/2027	395,076	397,565
American Academy Holdings, LLC, First Lien Term Loan(d)	15.21%	1M SOFR + 4.50%, 5.25% PIK,3.25% Floor	06/30/2027	1,991,184	2,003,739
American Academy Holdings, LLC, Second Lien Term Loan(d)	14.50%	PIK	03/01/2028	3,947,749	3,701,014
PhyNet Dermatogoly LLC, Delayed Draw Term Loan(c)	–%	6M SOFR + 6.50%, 1.00% Floor	10/20/2029	-	7,759
PhyNet Dermatology LLC, First Lien Term Loan	11.82%	6M SOFR + 6.50%, 1.00% Floor	10/20/2029	1,950,800	1,936,169
Upstream Rehabilitation, Inc., Second Lien Term Loan	13.93%	3M SOFR + 8.50%	11/22/2027	7,500,000	6,450,000
VBC Spine Opco LLC (DxTX Pain and Spine LLC), Delayed Draw Term Loan(c)	13.45%	3M SOFR + 8.00%, 2.00% Floor	06/14/2028	713,073	698,812
VBC Spine Opco LLC (DxTX Pain and Spine LLC), First Lien Term Loan	13.48%	3M SOFR + 8.00%, 2.00% Floor	06/14/2028	2,176,655	2,133,122
VBC Spine Opco LLC (DxTX Pain and Spine LLC), Revolver(c)	–%	3M SOFR + 8.00%, 2.00% Floor	06/14/2028	-	(4,839)
					17,323,331
Industrials (7.90%)
Accordion Partners, LLC, Delayed Draw Term Loan A	11.58%	3M SOFR + 6.25%, 0.75% Floor	08/29/2029	281,917	281,917
Accordion Partners, LLC, Delayed Draw Term Loan B	11.33%	3M SOFR + 6.00%, 0.75% Floor	08/29/2029	353,287	352,156
Accordion Partners, LLC, First Lien Term Loan A	11.33%	3M SOFR + 6.00%, 0.75% Floor	08/29/2029	3,211,652	3,201,374
Epic Staffing Group, First Lien Term Loan	11.34%	1M SOFR + 6.00%, 0.50% Floor	06/28/2029	1,964,185	1,886,993
Marvel APS (Autorola Group Holding A/S), Delayed Draw Term Loan(d)	10.00%	PIK	12/21/2027	3,198,250	3,425,167
Material Handling Systems, Inc., First Lien Term Loan	10.80%	3M SOFR + 5.50%, 0.50% Floor	06/08/2029	1,896,917	1,699,324
PECF USS Intermediate Holding III Corporation, First Lien Term Loan	9.84%	3M SOFR + 4.25%, 0.50% Floor	12/15/2028	1,984,733	1,328,669
Qualtek LLC, ABL Exit Facility	10.93%	Prime + 5.50%	07/14/2024	45,660	45,774
Qualtek LLC, ABL Revolver(c)	–%	Prime + 5.50%	05/31/2024	-	17,493
Qualtek LLC, First Lien Term Loan(d)(g)	–%	3M SOFR + 1.00%, 9.00% PIK, 1.00% Floor	07/14/2025	3,491,893	1,833,244
Qualtek LLC, Second Lien Term Loan(d)(g)	–%	6M SOFR + 1.00%, 9.00% PIK, 1.00% Floor	01/14/2027	549,993	-
Secure Acquisition, Inc., Second Lien Term Loan	13.19%	1M SOFR + 7.75%, 0.75% Floor	12/14/2029	5,000,000	4,933,500
					19,005,611
Information Technology (14.95%)
Accurate Background, LLC, First Lien Term Loan	11.60%	3M SOFR + 6.00%, 1.00% Floor	03/26/2027	4,389,994	4,289,902
Ancile Solutions, Inc., First Lien Term Loan	15.61%	3M SOFR + 10.00%, 1.00% Floor	06/11/2026	3,522,871	3,540,486
Colonnade Intermediate, LLC, Delayed Draw Term Loan	12.40%	1M SOFR + 7.00%, 1.00% Floor	04/27/2024	1,473,901	1,106,605
Colonnade Intermediate, LLC, First Lien Term Loan	12.40%	1M SOFR + 7.00%, 1.00% Floor	04/27/2024	1,542,157	1,157,851
Colonnade Intermediate, LLC, Super Priority Delayed Draw Term Loan(c)	10.44%	3M SOFR + 5.00%, 1.00% Floor	07/31/2024	251,953	252,728

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
DCert Buyer, Inc. First Amendment Term Loan Refinancing, Second Lien Term Loan	12.34%	1M SOFR + 7.00%	02/16/2029	$3,600,000	$3,231,000
Diamanti, Inc., Subordinated Note(d)	12.50%	PIK	08/01/2024	3,838,637	3,957,251
EagleView Technology Corp., Second Lien Term Loan	12.98%	3M SOFR + 7.50%	08/14/2026	1,495,652	1,323,652
Ivanti Software, Inc., Second Lien Initial Term Loan	12.81%	3M SOFR + 7.25%, 0.50% Floor	12/01/2028	4,000,000	2,632,500
Kofax, Inc., Second Lien Term Loan	13.08%	3M SOFR + 7.75%, 0.50% Floor	07/20/2030	4,000,000	3,834,400
Precisely Software Incorporated, Second Lien Term Loan	12.84%	3M SOFR + 7.25%, 0.75% Floor	04/23/2029	3,000,000	2,898,750
Redstone HoldCo 2 LP, Second Lien Term Loan	13.21%	1M US SOFR + 7.75%, 0.75% Floor	04/16/2029	5,000,000	4,100,000
Spectrio, Deleyed Draw Term Loan	11.35%	6M US SOFR + 6.00%, 1.00% Floor	10/09/2026	1,165,862	1,101,740
Spectrio, First Lien Term Loan	11.35%	6M US SOFR + 6.00%, 1.00% Floor	12/09/2026	2,794,925	2,641,205
					36,068,070
TOTAL BANK LOANS
(Cost $139,180,620)					123,489,799

ASSET BACKED SECURITIES AND CORPOATE BONDS (6.32%)
ASSET BACKED SECURITIES (4.32%)(a)(n)
Canyon Capital CLO 2014-1, Ltd., Class ER(e)	13.29%	3M SOFR + 7.70%	01/30/2031	1,000,000	724,300
JMP Credit Advisors CLO IV, Ltd.(b)	4.32%	N/A	07/17/2029	4,836,540	161,057
JMP Credit Advisors CLO V, Ltd.(b)	21.54%	N/A	07/17/2030	4,486,426	813,838
Mount Logan Funding 2018-1 LP(b)(e)(f)	22.14%	N/A	01/22/2033	7,798,575	5,846,592
Octagon Investment Partners 36, Ltd., Class F(e)	13.34%	3M SOFR + 7.75%	04/15/2031	1,000,000	763,772
Octagon Investment Partners XIV, Ltd., Class ER(e)	13.94%	3M SOFR + 8.35%	07/15/2029	2,132,000	553,135
Saranac CLO VII, Ltd., Class ER(e)	12.31%	3M SOFR + 6.72%	11/20/2029	500,000	134,037
Tralee CLO II, Ltd., Class ER(e)	13.44%	3M SOFR + 7.85%	07/20/2029	1,000,000	961,833
Tralee CLO II, Ltd., Class FR(e)(g)	–%	3M SOFR + 7.85%	07/20/2029	1,000,000	24,411
Voya CLO 2014-2, Ltd., Class ER(e)	13.28%	3M SOFR + 7.70%	04/17/2030	1,068,864	405,035
					10,388,010
CORPORATE BONDS (2.00%)(n)
Communications (0.75%)
Spanish Broadcasting System, Inc.(e)	9.75%	N/A	03/01/2026	3,000,000	1,806,968

Consumer Discretionary (0.00%)
Monitronics - Escrow(b)	–%	N/A	12/31/2049	2,650,000	–

Consumer Staples (0.25%)
H-Food Holdings LLC / Hearthside Finance Co., Inc.(e)(g)	–%	8.50%	06/01/2026	7,978,000	598,350

Industrials (1.00%)
PECF USS Intermediate Holding III Corporation(e)	8.00%	N/A	11/15/2029	5,000,000	2,132,142
Wesco Aircraft Holdings, Inc.(e)(g)	–%	N/A	11/15/2027	4,636,000	278,160
					2,410,302
TOTAL ASSET BACKED SECURITIES AND CORPOATE BONDS
(Cost $33,677,493)					15,203,630

EQUIPMENT FINANCING(0.66%)
Equipment Financing (0.66%)
White Oak Equipment Finance 1, LLC(b)(h)(n)	10.75%	N/A	01/01/2027	1,591,817	1,591,817

TOTAL EQUIPMENT FINANCING
(Cost $1,591,817)					1,591,817

	Dividend Rate	Shares	Value
PREFERRED STOCK (2.77%)(b)(n)
Consumer Discretionary (2.64%)
EBSC Holdings LLC (Riddell, Inc.)(d)(f)	10.00% PIK	1,024,658	$1,012,921
Pennfoster	16.22%	5,291,304	5,120,395
Princeton Medspa Partners, LLC(d)(h)	12.50% PIK	250,000	250,000
			6,383,316

Health Care (0.05%)
American Academy Holdings. Inc.(d)(h)	18.00% PIK	90,970	130,997

Industrials (0.08%)
GreenPark Infrastructure, LLC Series A(f)(h)(i)		400	200,000

TOTAL PREFERRED STOCK
(Cost $6,656,772)			6,714,313

COMMON EQUITY (9.22%)(n)
Communication Services (0.01%)
Next Flight Ventures(b)(i)		88	12,516
NFV Co-Pilot Inc.(b)(i)		441	10,531
			23,047

Consumer Discretionary (2.64%)
CEC Entertainment, Inc.(i)		79,564	1,379,083
JoAnn Inc.(b)		1,570,371	4,989,069
			6,368,152

Diversified (4.52%)
Ares Capital Corp.		117,223	2,442,927
CION Investment Corp.		120,800	1,464,096
FS KKR Capital Corp.		105,137	2,074,353
Portman Ridge Finance Corp.(f)		25,504	500,388
SLR Investment Corp.		115,211	1,853,745
WhiteHorse Finance, Inc.		207,328	2,543,915
			10,879,424

Financials (0.62%)
Aperture Dodge 18 LLC(b)(i)		2,045,271	1,489,571

	Shares	Value
Health Care (0.19%)
American Academy Holdings. Inc., Common Units(b)(h)(i)	0.05	$288,797
DXTX Pain and Spine LLC, Common Units(b)(h)(i)	98,854	163,109
		451,906

Industrials (0.03%)
GreenPark Infrastructure, LLC Series M-1(b)(f)(h)(i)	2,336	70,630
Qualtek LLC(b)(i)	287,540	–
		70,630

Real Estate (1.21%)
Copper Property CTL Pass Through Trust(i)	319,520	2,910,827

TOTAL COMMON EQUITY
(Cost $23,490,314)		22,193,557

INTERVAL FUND (3.19%)
Interval Fund (3.19%)
Opportunistic Credit Interval Fund(f)(n)	664,452	7,681,063

TOTAL INTERVAL FUND
(Cost $8,000,000)		7,681,063

JOINT VENTURE (0.17%)
Joint Venture (0.17%)
Great Lakes Funding II LLC, Series A(c)(f)(j)(k)(n)	393,292	407,450
		407,450

TOTAL JOINT VENTURE
(Cost $393,292)		407,450

PRIVATE INVESTMENT FUNDS (17.91%)(n)
BlackRock Global Credit Opportunities Fund, LP(c)(j)(l)		8,751,144
CVC European Mid-Market Solutions Fund(c)(j)(l)		4,037,389
GSO Credit Alpha Fund II LP(c)(j)(l)		2,928,267
Monroe Capital Private Credit Fund III LP(c)(j)(l)		8,750,083
Pelham S2K SBIC II, L.P. (c)(j)(l)		284,446
Tree Line Credit Strategies LP(c)(j)(l)		18,391,947
		43,143,276

TOTAL PRIVATE INVESTMENT FUNDS
(Cost $44,970,006)		43,143,276

Warrants (0.34%)(n)
CEC Entertainment, Inc., Warrants	1	475,882
Diamanti, Inc., Class A.(b)	1	–
Princeton Medspa Partners, LLC., Warrants(b)(h)	0.01	–
SouthStreet Securities Holdings, Inc., Warrants(b)	1	330,616

TOTAL Warrants
(Cost $390,456)		806,498

Derivatives (0.00%)
Princeton Medspa Partners, LLC, Put Option(b)(h)	250,000	–

TOTAL DERIVATIVES
(Cost $0)		–

SHORT- TERM INVESTMENTS (6.15%)
Money Market Funds (6.15%)
US BANK MMDA - USBGFS 9, 5.24%(m)(n)	14,813,313	$14,813,313

TOTAL SHORT- TERM INVESTMENTS
(Cost $14,813,313)		14,813,313

INVESTMENTS, AT VALUE (97.96%)
(Cost $273,164,083)		$236,044,716

Other Assets In Excess Of Liabilities (2.04%)		4,917,886

NET ASSETS (100.00%)		$240,962,602

Investment Abbreviations:

PIK - Payment in-kind

SOFR - Secured Overnight Financing Rate

Reference Rates:

1M SOFR- 1 Month SOFR as of June 30, 2024 was 5.34%

3M SOFR - 3 Month SOFR as of June 30, 2024 was 5.32%

6M SOFR - 6 Month SOFR as of June 30, 2024 was 5.25%

PRIME - US Prime Rate as of June 30, 2024 was 8.50%

(a)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(b)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(c)	All or a portion of this commitment was unfunded as of June 30, 2024.
(d)	Payment in kind security which may pay interest in additional par.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the aggregate market value of those securities was $14,228,735, representing 5.90% of net assets.
(f)	Affiliate company.
(g)	Non-accrual investment.
(h)	Investment is held through ACIF Master Blocker, LLC, wholly owned subsidiary.
(i)	Non-income producing security.
(j)	Restricted security.
(k)	During the period April 1, 2024 to June 30, 2024, the Fund invested $7,676 in Great Lakes Funding II, LLC - Series A units, received a return of capital distribution of $-, and reported change in unrealized appreciation of $3,361 on Great Lakes Funding II, LLC - Series A units. Additionally, Great Lakes Funding II LLC - Series A declared distributions of $17,997 during the period ended June 30, 2024.

(l)	Investment is held through CIF Investments LLC, a wholly-owned subsidiary.
(m)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2024.
(n)	These investment are pledged to secure the Fund’s debt obligations.

Securities determined to be restricted under the procedures approved by the Fund's Board of Trustees are as follows.

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
3/31/2018 - 6/30/2022	BlackRock Global Credit Opportunities Fund, LP	$10,028,868	$8,751,144	3.63%
09/30/2017 - 09/30/2021	CVC European Mid-Market Solutions Fund	5,515,103	4,037,389	1.68%
08/05/2022 - 09/30/2023	Great Lakes Funding II LLC, Series A	393,292	407,450	0.17%
6/30/2018 - 3/31/2021	GSO Credit Alpha Fund II LP	1,628,223	2,928,267	1.22%
9/30/2018 - 12/31/2020	Monroe Capital Private Credit Fund III LP	8,501,260	8,750,083	3.63%
11/14/2022 - 03/31/2023	Pelham S2K SBIC II, L.P.	296,552	284,446	0.12%
12/31/2017 - 06/30/2019	Tree Line Credit Strategies LP	19,000,000	18,391,947	7.63%
	Total	$45,363,298	$43,550,726	18.08%

Additional information on investments in private investment funds and unfunded commitments:

Security	Value	Redemption Frequency	Redemption Notice(Days)	Unfunded Commitments as of June 30, 2024
BlackRock Global Credit Opportunities Fund, LP(a)	$8,751,144	N/A	N/A	$4,386,813
CVC European Mid-Market Solutions Fund(b)	4,037,389	N/A	N/A	206,342
Great Lakes Funding II LLC, Series A(a)	407,450	N/A	N/A	101,446
GSO Credit Alpha Fund II LP(a)	2,928,267	N/A	N/A	7,382,124
Monroe Capital Private Credit Fund III LP(b)	8,750,083	N/A	N/A	1,498,740
Pelham S2K SBIC II, L.P.	284,446	N/A	N/A	1,703,448
Tree Line Credit Strategies LP	18,391,947	Quarterly	90	N/A
Total	$43,550,726			$15,278,913

Unfunded commitments:

Security	Value	Maturity	Unfunded Commitment
Colonnade Intermediate, LLC, Super Priority Delayed Draw Term Loan	$252,728	07/31/2024	$38,762
Cor Leonis Limited, Revolver	1,950,594	05/15/2028	198,306
GreenPark Infrastructure, LLC Series M-1	70,630	N/A	731,500
Hunter Point Capital Structured Notes Issuer, LLC, Subordinated Delayed Draw Notes	3,088,509	07/15/2052	3,375,195
Irradiant Intermediate Holdings, L.P., Delayed Draw Term Loan	845,060	06/08/2028	580,000
Next Flight Ventures, Delayed Draw Term Loan	397,461	12/26/2025	782,638
PhyNet Dermatogoly LLC, Delayed Draw Term Loan	7,759	10/20/2029	1,034,483
PMP OPCO, LLC, Delayed Draw Term Loan	–	05/31/2029	843,750
PMP OPCO, LLC, Revolver Draw Term Loan	–	05/31/2029	140,625
Qualtek LLC, ABL Revolver	17,493	05/31/2024	580,794
Riddell Inc., Delayed Draw Term Loan	(5,818)	03/29/2029	363,636
VBC Spine Opco LLC (DxTX Pain and Spine LLC), Delayed Draw Term Loan	698,812	06/14/2028	475,382
VBC Spine Opco LLC (DxTX Pain and Spine LLC), Revolver	(4,839)	06/14/2028	241,936
Total	$7,318,389		$9,387,007

Total Unfunded Commitments			$24,665,920

(a)	A voluntary withdrawal may be permitted at the General Partner's discretion with the General Partner's consent.
(b)	A voluntary withdrawal may be permitted with the General Partner's prior written consent.